Shareholder Report, Line Graph (Details) - USD ($)			8 Months Ended	12 Months Ended	20 Months Ended	32 Months Ended	44 Months Ended	56 Months Ended	68 Months Ended	80 Months Ended	92 Months Ended	104 Months Ended	116 Months Ended
		Mar. 02, 2016	Oct. 31, 2016	Oct. 31, 2025	Oct. 31, 2017	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
C000164187
Account Value [Line Items]
Line Graph and Table Measure Name				PineBridge Dynamic Asset Allocation Fund, Institutional Shares
Accumulated Value		$ 1,000,000	$ 1,051,000		$ 1,185,455	$ 1,142,825	$ 1,207,541	$ 1,249,371	$ 1,548,480	$ 1,196,173	$ 1,248,054	$ 1,434,729	$ 1,664,130
C000164186
Account Value [Line Items]
Line Graph and Table Measure Name				PineBridge Dynamic Asset Allocation Fund, Investor Servicing Shares
Accumulated Value		100,000	105,300		118,645	114,120	120,487	124,513	154,215	119,011	123,925	142,343	164,841
MSCI ACWI Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1],[2]			MSCI ACWI Index (USD) (NR)
Accumulated Value		1,000,000	1,092,513		1,346,008	1,339,040	1,507,645	1,581,335	2,170,815	1,737,579	1,920,058	2,549,660	3,126,975
MSCI ACWI Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[3],[4]			MSCI ACWI Index (USD) (NR)
Accumulated Value		100,000	109,251		134,601	133,904	150,764	158,133	217,082	173,758	192,006	254,966	312,698
Bloomberg Global Treasury Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Global Treasury Index (USD)
Accumulated Value		1,000,000	1,039,138		1,032,859	1,015,064	1,112,479	1,173,393	1,135,512	883,119	887,179	957,356	999,031
60/40 MSCI ACWI/Bloomberg Barclays Global Treasury
Account Value [Line Items]
Line Graph and Table Measure Name	[1]			60/40 MSCI ACWI/Bloomberg Barclays Global Treasury
Accumulated Value		1,000,000	1,071,540		1,212,545	1,202,096	1,343,555	1,420,281	1,699,606	1,347,967	1,435,540	1,756,159	2,022,141
U.S. Consumer Price Index Less Food & Energy +5.00%
Account Value [Line Items]
Line Graph and Table Measure Name	[5]			U.S. Consumer Price Index Less Food & Energy +5.00%
Accumulated Value		1,000,000	1,047,878		1,119,706	1,200,735	1,289,832	1,376,048	1,510,503	1,685,286	1,840,584	1,996,760	2,146,555
Bloomberg Global Treasury Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Global Treasury Index (USD)
Accumulated Value		100,000	103,914		103,286	101,506	111,248	117,339	113,551	88,312	88,718	95,736	99,903
60/40 MSCI ACWI/Bloomberg Barclays Global Treasury
Account Value [Line Items]
Line Graph and Table Measure Name	[3]			60/40 MSCI ACWI/Bloomberg Barclays Global Treasury
Accumulated Value		100,000	107,154		121,255	120,210	134,356	142,028	169,961	134,797	143,554	175,616	202,214
U.S. Consumer Price Index Less Food & Energy +5.00%
Account Value [Line Items]
Line Graph and Table Measure Name	[6]			U.S. Consumer Price Index Less Food & Energy +5.00%
Accumulated Value		$ 100,000	$ 104,788		$ 111,971	$ 120,073	$ 128,983	$ 137,605	$ 151,050	$ 168,529	$ 184,058	$ 199,676	$ 214,655

[1]	ACWI – All Country World Index
[2]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[3]	ACWI – All Country World Index
[4]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[5]	CPI returns for October 2025 were not calculated and therefore unavailable due to the government shutdown. Returns reflect the use of September 2025 CPI returns as a substitute for the unavailable returns.
[6]	CPI returns for October 2025 were not calculated and therefore unavailable due to the government shutdown. Returns reflect the use of September 2025 CPI returns as a substitute for the unavailable returns.